Related Party Information - Additional Information (Details) - USD ($) $ in Millions	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
EXOR N.V | Subsequent Event
Related Party Transaction [Line Items]
Percentage of common shares outstanding held by related parties	42.50%
IVECO-OTO MELARA Societa Consortile
Related Party Transaction [Line Items]
Pledged guarantees on commitments		$ 211	$ 259
CNH Industrial Capital Europe S.A.S.
Related Party Transaction [Line Items]
Pledged guarantees on commitments		$ 304	$ 323